Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	6 Months Ended
Jun. 30, 2025 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	6,204,122
Granted during the period	246,743
Exercised during the period	(461,976)
Forfeited during the period	(75,422)
Ending balance	5,913,467
Vested at the balance sheet date	4,995,826
Beginning balance	€ 93.25
Granted during the period	131.88
Exercised during the period	55.66
Forfeited during the period	100.21
Ending balance	97.74
Vested at the balance sheet date	€ 93.72